Annual Total Returns (Vanguard Mega Cap Value Index Fund - Institutional Shares Institutional) (Vanguard Mega Cap Value Index Fund, Vanguard Mega Cap Value Index Fund - Institutional Shares)	18 Months Ended
Feb. 28, 2013
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Annual Total Return
2012	14.99%
2011	1.49%
2010	13.00%
2009	16.47%